LONG-TERM RECEIVABLES AND OTHER DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM RECEIVABLES AND OTHER DEPOSITS [Abstract]
Schedule of Long-term Receivables and Other Deposits
	December 31,
	2013	2012

Prepaid expenses	$250	$356
Government institutions	79	265
Derivative instruments	46	151
Other	37	167

	$412	$939